Leases - Company's Lease Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 3,705	$ 3,065
Lease liabilities	2,521	2,135	$ 1,505
Current	752	472
Non-Current	1,769	1,663
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	966	675
One to three years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,386	928
More than three years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 1,353	$ 1,462